Debt Instruments (Narrative) (Details)	1 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Mar. 31, 2010	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 27, 2009 USD ($)	Mar. 31, 2010 EUR (€)	Oct. 08, 2010 6.25% Notes [Member] USD ($)	Sep. 07, 2010 6.25% Notes [Member] USD ($)	Sep. 07, 2010 6.25% Notes [Member] USD ($)	Jul. 02, 2011 6.25% Notes [Member] USD ($)	Sep. 08, 2010 6.25% Notes [Member]	Sep. 30, 2010 2.75% Notes [Member] USD ($)	Jul. 02, 2011 2.75% Notes [Member]	Sep. 30, 2010 4.1% Notes [Member] USD ($)	Jul. 02, 2011 4.1% Notes [Member]	Mar. 31, 2010 Retired Debt [Member] EUR (€)	Jun. 30, 2011 Revolving Credit Facility [Member]	Jul. 02, 2011 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2011 Amended Credit Facility [Member] USD ($)	Jul. 02, 2011 Maximum [Member]	Jul. 02, 2011 Minimum [Member]
Debt instrument interest rate					2.25%		6.25%	6.25%	6.25%	6.25%	2.75%	2.75%	4.10%	4.10%
Debt instrument maturity date	Mar. 01, 2012						Sep. 15, 2011				Sep. 01, 2015		Sep. 01, 2020			Dec. 01, 2011
Aggregate principal amount							$ 1,110,000,000	$ 1,110,000,000
Debt redemption date										October 8, 2010
Debt redeemed						456,700,000		653,300,000
Charge associated with the early extinguishment of debt		(55,000,000)							55,000,000
Issuance of debt					300,000,000						400,000,000		400,000,000
Retirement of debt															(285,000,000)
Debt instrument year of maturity									2012			2016		2021	2011
Payments required on long-term debt during the year ending 2012		473,000,000
Payments required on long-term debt during the year ending 2013		521,000,000
Payments required on long-term debt during the year ending 2014		20,000,000
Payments required on long-term debt during the year ending 2015		77,000,000
Payments required on long-term debt during the year ending 2016		405,000,000
Cash interest payments		123,000,000	131,000,000	156,000,000
Line of credit facility, maximum borrowing capacity																	1,850,000,000	1,200,000,000
Letters of credit outstanding		$ 150,000,000
Credit facility annual fee		0.05%
Interest coverage ratio covenant																			2.0	1.0
Interest coverage ratio																			7.0	1.0